Debt securities issued	12 Months Ended
Dec. 31, 2020
Debt securities issued [Abstract]
Debt securities issued
24.	Debt securities issued

Debt securities issued as of December 31, 2019 and 2020 are as follows:

	2019			2020
	Interest rate (%)	Amount		Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	0.71~8.00	~~W~~	60,501,093	0.67~8.00	~~W~~	59,816,756
Subordinated debt securities issued	2.20~4.60		4,370,145	2.20~4.60		4,370,125
Gain on fair value hedges	—		(87,692)	—		(63,652)
Discount on debt securities issued	—		(66,334)	—		(39,309)

			64,717,212			64,083,920

Debt securities issued in foreign currencies:
Debt securities issued	0.01~7.59		6,750,085	0.25~7.59		7,182,619
Subordinated debt securities issued	3.34~5.10		3,797,536	3.34~5.10		3,598,624
Loss on fair value hedges	—		141,264	—		309,880
Discount on debt securities issued	—		(42,733)	—		(40,649)

			10,646,152			11,050,474

		~~W~~	75,363,364		~~W~~	75,134,394